Employee benefits (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of employee benefits [text block] [Abstract]
Schedule of net defined benefit liability and its components
	2020		2019

Balance at January 1	Ps.	1,630	1,355

Included in profit or loss:
Current service cost		425	424
Interest cost		114	123

Net cost of the period		539	547

	2020		2019

Included in OCI:
Actuarial loss (gain)		1,199	(102)
Income tax effect		360	(26)

Other:
Benefits paid		(1,330)	(196)

Balance as of January 3, 2021	Ps.	1,678	1,630

Schedule of principal actuarial assumptions
	2020	2019	2018

Financial:
Future salary growth	4.0%	4.5%	4.8%
Discount rate	6.1%	7.1%	9.2%

Demographic:
Number of employees	1,294	654	684
Age average	31 years	35 years	35 years
Longevity average	2 years	3 years	2 years

Schedule of sensitivity analysis
	Effects as of January 3, 2021		Effects as of December 31, 2019

Increase / decrease in the discount rate
+ 0.50%	Ps.	126	(127)
- 0.50%		(141)	115